Shareholders' (Deficit) Equity (Details) $ / shares in Units, $ in Thousands														1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 23, 2022	Aug. 11, 2022	Mar. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Feb. 06, 2019 $ / shares shares	Feb. 06, 2019 USD ($) $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Apr. 25, 2018 shares	Nov. 22, 2017 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Feb. 24, 2015 $ / shares shares	Aug. 20, 2014 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 31, 2018 USD ($) shares	Mar. 31, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 08, 2024 USD ($)	Dec. 08, 2022 $ / shares	Dec. 31, 2021 shares	Jul. 27, 2020 shares	Jun. 02, 2018	Oct. 14, 2014 shares	Aug. 20, 2014 ₪ / shares
Shareholders’ (Deficit) Equity [Line Items]
Reverse share split ratio	1-for-20	1 for 10 to 1 for 20
Voting right																	one
Principal amount (in Dollars) | $																					$ 6,000
Each warrant to purchase share						0.5	0.5
Share price (in Dollars per share) | $ / shares																		[1]	$ 1.43
Warrant outstanding																	84,626
Warrants exipred date																							Nov. 22, 2022
Proceeds from issuance of offering (in Dollars) | $																				$ 8,850
Purchase price per share (in Dollars per share) | $ / shares																						$ 1
Credit Line Agreement Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Percentage of shares fully diluted													2.00%
Convertible securities amount (in Dollars) | $													$ 1,000
Each warrant to purchase share													11,078
Warrant term													10 years
Exercise price | ₪ / shares																											₪ 48
Warrant outstanding																	370
Warrants execised
Credit Line Agreement Warrants [Member] | Credit Line Agreement [Member]
Shareholders’ (Deficit) Equity [Line Items]
Principal amount (in Dollars) | $													$ 12,000
Long Term Incentive Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Each warrant to purchase share												1
Exercise price | $ / shares												$ 1,656
Long Term Incentive Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrant outstanding																							18,903
Warrants exipred date																							Feb. 24, 2022
Pontifax Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrants exipred date																									Jun. 02, 2022
Number of warrants to purchase shares																										924
Placement Agent Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares			$ 12.5	$ 33.75		$ 64.5	$ 64.5							$ 33.75
Warrants exipred date			Mar. 01, 2027
Number of warrants to purchase shares					56,190	10,173	10,173																474
Pre-funded Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Stock issuance costs (in Dollars) | $							$ 987
Warrants execised							51,244
Proceeds from issuance of offering (in Dollars) | $							$ 7,500
Net proceeds (in Dollars) | $							$ 6,500
Series D Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Each warrant to purchase share						0.5	0.5
Exercise price | $ / shares						$ 51.6	$ 51.6
Warrants exipred date																								Feb. 06, 2024
Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Number of warrants to purchase shares																								48,450
Warrants Exercise Transaction [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares					$ 12
Stock issuance costs (in Dollars) | $					$ 920
Number of warrants to purchase shares					802,712
Proceeds from warrant exercise (in Dollars) | $					$ 8,712
Proceeds from warrants (in Dollars) | $					$ 9,632
Private Placement Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares					$ 16
Number of warrants to purchase shares					963,254
Investor [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrant outstanding																	64,815
Number of warrants to purchase shares			37,500
Investor [Member] | Placement Agent Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares			$ 13
Warrant outstanding			926,297														1,296,297
Number of warrants to purchase shares			50,000	64,815										64,815
Warrant purchase percentage			5.00%	5.00%
Investor [Member] | Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrants execised																878,628
Placement agent [Member] | Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrants execised																56,190
Pre funded Units [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares						$ 0.2	0.2
Units issued						1,024,876
Purchase price per share (in Dollars per share) | $ / shares						$ 51.4	51.4
Maximum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Share price (in Dollars per share) | $ / shares																				$ 9.58
Maximum [Member] | Warrants Exercise Transaction [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares					$ 300
Minimum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Share price (in Dollars per share) | $ / shares																				$ 2.07
Minimum [Member] | Warrants Exercise Transaction [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares					16
Private Placement [Member]
Shareholders’ (Deficit) Equity [Line Items]
Each warrant to purchase share												1
Issuance of ordinary shares													8,334
Share price (in Dollars per share) | $ / shares													$ 1,440
Number of shares in a unit												1
Proceeds from private placement (in Dollars) | $													$ 10,900
Stock issuance costs (in Dollars) | $													1,200
Warrants value (in Dollars) | $													$ 125
Private Placement [Member] | Warrants Exercise Transaction [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares					$ 15
IPO [Member]
Shareholders’ (Deficit) Equity [Line Items]
Units issued						94,075
Purchase price per share (in Dollars per share) | $ / shares						$ 51.6	$ 51.6
IPO [Member] | Series A Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Each warrant to purchase share												1
Exercise price | $ / shares												$ 1,800
Expiration date												Feb. 24, 2020
Registered Direct Offering [Member] | One-year warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares											$ 510
Issuance of ordinary shares											5,623
Share price (in Dollars per share) | $ / shares											$ 480
Warrants execised									679
Number of warrants to purchase shares											5,623
Proceeds from issuance of offering (in Dollars) | $											$ 2,690
Warrant exercised									2,841
Registered Direct Offering [Member] | Five-year warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares										$ 300
Issuance of ordinary shares										9,470
Share price (in Dollars per share) | $ / shares										$ 264
Warrant outstanding																								4,262
Number of warrants to purchase shares										7,103
Proceeds from issuance of offering (in Dollars) | $										$ 2,500
Registered Direct Offering [Member] | Investor [Member] | Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares			$ 13	$ 30										$ 30
Stock issuance costs (in Dollars) | $			$ 1,150											$ 3,199
Number of warrants to purchase shares			750,000	1,296,297										1,296,297
Proceeds from issuance of offering (in Dollars) | $			$ 10,000											$ 35,000
Net proceeds (in Dollars) | $														$ 31,801
Number of shares to sell			1,000,000	1,296,297
Registered Direct Offering [Member] | Minimum [Member] | Investor [Member] | Warrant [Member]
Shareholders’ (Deficit) Equity [Line Items]
Net proceeds (in Dollars) | $			$ 8,850
2018 Public Offering [Member]
Shareholders’ (Deficit) Equity [Line Items]
Exercise price | $ / shares								$ 0.2
Issuance of ordinary shares								136,924
Share price (in Dollars per share) | $ / shares								$ 110
Proceeds from issuance of offering (in Dollars) | $								$ 20,200
Underwriters option period								30 days
Number of additional shares								23,921
2018 Public Offering [Member] | Series C Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrant term								5 years
Exercise price | $ / shares								$ 110
Warrants exipred date															May 08, 2023
Number of additional shares								23,921
2018 Public Offering [Member] | Pre-funded Warrants [Member]
Shareholders’ (Deficit) Equity [Line Items]
Warrant exercised															22,546
Proceeds from warrant exercise (in Dollars) | $															$ 4,500
TwoThousand Eighteen Pre Funded Units [Member]
Shareholders’ (Deficit) Equity [Line Items]
Each warrant to purchase share								1
Share price (in Dollars per share) | $ / shares								$ 109.8
Number of warrants to purchase shares								22,546

[1]	The Company did not issue options in 2024.